General information and significant accounting policies - Capitalisation of development costs (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		$ 40,291	$ 18,235	$ 8,777
Minimum
Disclosure of detailed information about intangible assets [line items]
Vesting period	1 year	1 year
Written off period		3 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Vesting period	5 years	5 years
Written off period		5 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		$ 40,291	18,235	8,777
Computer equipment [member]
Disclosure of detailed information about intangible assets [line items]
Written off period		3 years
Gross carrying amount [member] | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		$ 40,291	$ 18,235	$ 8,777	$ 4,047